Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of exceptional items [line items]
Funding provided during the period	$ (149)
Samarco dam failure one [Member]
Disclosure of exceptional items [line items]
Change in estimate	(33)	$ 691	$ 836
Exchange translation	289	(96)	179
Funding provided during the period	0	0	(111)
Utilisation	$ (448)	$ (256)	$ (359)